Annual Total Returns (Vanguard Short-Term Bond Index Fund - Investor Shares Participant) (Vanguard Short-Term Bond Index Fund, Vanguard Short-Term Bond Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Annual Total Return
2012	1.95%
2011	2.96%
2010	3.92%
2009	4.28%
2008	5.43%
2007	7.22%
2006	4.09%
2005	1.31%
2004	1.70%
2003	3.37%